Derivative Financial Instruments - Fair Value of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives, fair value disclosures
Derivative instruments, assets	$ 384.7	$ 253.0	$ 256.6
Derivative instruments, liabilities	(2,188.2)	(1,737.2)	(2,994.3)
Fair value of embedded derivative liabilities reported with contractholder funds	230.0	115.5	46.3
Fair value of net (asset) liability embedded derivative reported with funds withheld payable	(2,874.9)	(2,326.1)	(3,652.8)
Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	152.4	93.6	154.6
Derivative instruments, liabilities	109.7	111.5	124.4
Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	232.3	159.4	102.0
Derivative instruments, liabilities	(2,297.9)	(1,848.7)	(3,118.7)
Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	2.3	9.0	20.0
Derivative instruments, liabilities	82.0	72.6	105.1
Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	46.5	70.3	81.1
Derivative instruments, liabilities	252.9	284.3	439.9
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	150.1	84.6	134.6
Derivative instruments, liabilities	27.7	38.9	19.3
Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	1.0	0.7	0.9
Derivative instruments, liabilities	0.5	2.3	0.3
Equity contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	180.2	83.8	16.5
Derivative instruments, liabilities	92.7	74.2	45.6
Credit contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	4.6	4.6	3.5
Derivative instruments, liabilities	0.9	1.1	2.0
Other contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, liabilities	$ (2,644.9)	$ (2,210.6)	$ (3,606.5)